RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
Schedule of related party transactions
	2010	2011	2012
	RMB	RMB	RMB
Commissions from Home Inns	18,190,563	17,660,504	35,932,452
Commissions from Hanting	9,509,062	7,965,109	10,988,806
Consideration for disposal majority equity share of Starway Hong Kong from Hanting	—	—	17,131,759
Commissions from Starway Hong Kong	—	—	7,118,150
Purchase of tour package from Ananda Travel Service (Aust.) Pty Limited (“Ananda”)	21,010,558	29,386,855	32,989,774
Printing expenses to Joyu Tourism Operating Group (“Joyu”)	2,160,000	2,160,000	2,160,000
Advertisement purchase from Focus Media Holding Limited (“Focus Media”)	299,925	—	—
Purchase of Shares of Hanting	461,239,269	—	—

Significant balances with related parties
	2011	2012
	RMB	RMB

Due from related parties:
Due from Home Inns	2,556,809	3,797,931
Due from Starway Hong Kong	—	903,094
Due from Hanting	1,009,091	627,145
Others	1,428,660	—
	4,994,560	5,328,170

Due to related parties:
Due to Ananda	8,585,648	9,215,726
Due to Hanting	—	1,000,000
Due to Joyu	360,000	180,000
Due to related parties of a VIE	249,910	—
	9,195,558	10,395,726